Document and Entity Information	May 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2023
Entity File Number	001-39990
Entity Registrant Name	ANGION BIOMEDICA CORP.
Entity Central Index Key	0001601485
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3430072
Entity Address, Address Line One	7-57 Wells Avenue
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02459
City Area Code	857
Local Phone Number	336-4001
Title of 12(b) Security	Common Stock
Trading Symbol	ANGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false